Business combinations	12 Months Ended
Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Business combinations
5.	Business combinations

Acquisition in 2016

There were no business combinations in 2016.

Acquisitions in 2017

Fashion Concierge UK Limited

On October 31, 2017, Farfetch UK Limited, a wholly owned subsidiary of the Parent, acquired 100% of the issued share capital of Fashion Concierge UK Limited and its subsidiary F&C Fashion Concierge, LDA (“Fashion Concierge UK Limited”). The primary reason for the acquisition is for the Group to enhance its private client offering. Details of the purchase consideration, the net assets acquired and goodwill are as follows:

2017
Purchase consideration
Ordinary shares issued	2,183
Total purchase consideration	2,183

The fair value of the 45,000 shares issued as 100% of the consideration paid for Fashion Concierge UK Limited ($2,183,000) was estimated based upon the Company’s most recent funding round as of the date of the acquisition.

Net cash inflow arising on acquisition

2017
Cash and cash equivalent balances acquired	195
Cash consideration	-
Net cash inflow	195

The ordinary shares issued are non-cash investing activities

The Group recognized the following assets and liabilities upon the Fashion Concierge UK Limited acquisition:

2017
Intangible assets	1
Tangible assets	4
Trade receivables	301
Cash and cash equivalents	195
Trade payables	(1,341)
Total net identified liabilities acquired	(840)
Goodwill	3,023
Total goodwill acquired	3,023
Net assets acquired	2,183

The goodwill represents the synergies that Farfetch is expected to generate.

Revenues and profit contribution

The results of operations for each of the acquisitions have been included in the Group’s consolidated statements of operations since the respective dates of acquisitions. Actual and pro forma revenue and results of operations for the acquisitions have not been presented because they do not have a material impact to the consolidated revenue and results of operations, either individually or in aggregate.

Acquisition related costs

Acquisition-related costs of $123,000 are included in selling, general and administrative expenses.

Style.com

On June 12, 2017, Farfetch UK Limited, a wholly owned subsidiary of the Parent, acquired 100% of the business of Style.com, a luxury e-commerce retailer, from Conde Nast. The primary reason for the acquisition was for the Group to leverage customer relationships, the Style.com domain name authority and content to enhance the Group’s marketplace business. Details of the purchase consideration, the assets acquired and goodwill are as follows:

2017
Purchase consideration
Ordinary shares issued	12,411
Total purchase consideration	12,411

The fair value of the 258,265 shares issued as 100% of the consideration paid for Style.com Limited ($12,411,000) was estimated based upon the Company’s most recent funding round as of the date of the acquisition. The ordinary shares issued are non-cash investing activities.

The Group recognized the following assets and liabilities upon acquisition:

2017
Inventories	1,856
Total net identified assets acquired	1,856
Goodwill	7,050
Customer relationships	1,178
Trademarks and domain name	3,046
Deferred tax liability	(719)
Total goodwill and identifiable intangible assets acquired	10,555
Net assets acquired	12,411

The trademarks and domain name are amortized over ten years and the customer relationships are amortized over three years.

The goodwill is attributable to the Style.com reputation and the expected synergies and efficiencies generated by the business combination. It will not be deductible for tax purposes.

There was no cashflow impact with purchase consideration being the issue of shares and there being no cash acquired.

Acquisition related costs

Acquisition-related costs of $557,000 are included in selling, general and administrative expenses.

The results of operations for each of the acquisitions have been included in the Group’s consolidated statements of operations since the respective dates of acquisitions. Actual and pro forma revenue and results of operations for the acquisitions have not been presented because they do not have a material impact to the consolidated revenue and results of operations, either individually or in aggregate.

Acquisitions in 2018

There were no business combinations in 2018.